Intangible Assets - Additional Information (Detail) - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 4,686	£ 3,960
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	4,500	3,700
Intangible assets, acquired	1,100
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 200	£ 300